Financial risk review - Schedule of Sensitivity Analysis of Fair Value Due to Change in Interest Rate. (Details) - Interest rate, measurement input - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sensitivity to a change in interest rate +-50 bps
Increase (decrease) in income, increase in interest rate	$ 343	$ 1,669
Increase (decrease) in income, decrease in interest rate	(668)	(1,786)
Increase (decrease) in equity, increase in interest rate	9,586	3,881
Increase (decrease) in equity, decrease in interest rate	(9,770)	(2,861)
Increase (decrease) in equity value, increase in interest rate	(14,709)	(9,047)
Increase (decrease) in equity value, decrease in interest rate	$ 14,714	$ 9,199